Share Capital - Disclosure of Number and Weighted Average Exercise Prices of Other Equity Instruments of PSUs outstanding (Detail)	12 Months Ended
Dec. 31, 2020 shares
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments Explanatory [Line Items]
Issued in Leagold Acquisition	5,728,647
Performance share units [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments Explanatory [Line Items]
Issued in Leagold Acquisition	369,915
Settled	(72,533)
Forfeited	(14,506)
Outstanding	282,876